Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent events
Subsequent events

N—Subsequent events

1. Amendments to and additional borrowings from the senior secured credit facility

On April 5, 2012, the Company borrowed $50.0 million under the Senior Secured Credit Facility, resulting in an outstanding balance of $280.0 million. As described below, the Senior Secured Credit Facility was paid in full with a portion of the proceeds of the 2022 Notes offering on April 27, 2012.

On April 24, 2012, the Company entered into the Third Amendment to the Senior Secured Credit Facility. This amendment increased the Company’s ability to issue senior notes to an aggregate principal amount of $1.05 billion. Effective contemporaneously with the issuance of the 2022 Notes on April 27, 2012, the Company entered into the Fourth Amendment to the Senior Secured Credit Facility which increased the facility capacity to $2.0 billion and increased the borrowing base to $785.0 million.

2. 2022 Notes

On April 27, 2012, Laredo completed an offering of $500 million in aggregate principal amount of 7 3/8% senior unsecured notes due 2022 (the “2022 Notes”).  The 2022 Notes will mature on May 1, 2022 and bear an interest rate of 7 3/8% per annum, payable semi-annually, in cash in arrears on May 1 and November 1 of each year, commencing November 1, 2012.  The 2022 Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by Laredo Holdings and the Subsidiary Guarantors.  The net proceeds from the 2022 Notes offering (i) were used to pay in full $280.0 million outstanding under the Senior Secured Credit Facility, and (ii) will be used for general working capital purposes.

The 2022 Notes were issued under and are governed by an indenture and supplement thereto, each dated April 27, 2012 (collectively, the “2012 Indenture”), among Laredo, Wells Fargo Bank, National Association, as trustee, and the Guarantors.  The 2012 Indenture contains customary terms, events of default and covenants relating to, among other things, the incurrence of debt, the payment of dividends or similar restricted payments, entering into transactions with affiliates and limitations on asset sales.  Indebtedness under the 2022 Notes may be accelerated in certain circumstances upon an event of default as set forth in the 2012 Indenture.

Laredo will have the option to redeem the 2022 Notes, in whole or in part, at any time on or after May 1, 2017, at the redemption prices (expressed as percentages of principal amount) of 103.688% for the twelve-month period beginning on May 1, 2017, 102.458% for the twelve-month period beginning on May 1, 2018, 101.229% for the twelve-month period beginning on May 1, 2019 and 100.000% for the twelve-month period beginning on May 1, 2020 and at any time thereafter, together with any accrued and unpaid interest to, but not including, the date of redemption. In addition, before May 1, 2017, Laredo may redeem all or any part of the 2022 Notes at a redemption price equal to the sum of the principal amount thereof, plus a make whole premium at the redemption date, plus accrued and unpaid interest, if any, to the redemption date. Furthermore, before May 1, 2015, Laredo may, at any time or from time to time, redeem up to 35% of the aggregate principal amount of the 2022 Notes with the net proceeds of a public or private equity offering at a redemption price of 107.375% of the principal amount of the 2022 Notes, plus any accrued and unpaid interest to the date of redemption, if at least 65% of the aggregate principal amount of the 2022 Notes issued under the 2012 Indenture remains outstanding immediately after such redemption and the redemption occurs within 180 days of the closing date of such equity offering. Laredo may also be required to make an offer to purchase the 2022 Notes upon a change of control triggering event. In addition, if a change of control occurs prior to May 1, 2013, Laredo may redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the 2022 Notes redeemed, plus any accrued and unpaid interest, if any, to the date of redemption.

In connection with the issuance of the 2022 Notes, Laredo and the Guarantors entered into a registration rights agreement with the initial purchasers of the 2022 Notes on April 27, 2012, pursuant to which Laredo and the Guarantors have agreed to file with the SEC and use commercially reasonable efforts to cause to become effective a registration statement with respect to an offer to exchange the 2022 Notes for substantially identical notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) that are registered under the Securities Act, so as to permit the exchange offer to be consummated by the 365th day after April 27, 2012. Under specified circumstances, Laredo and the Guarantors have also agreed to use commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the 2022 Notes. Laredo will be obligated to pay additional interest if it fails to comply with their obligations to register the 2022 Notes within the specified time periods.

3. New derivative contracts

Subsequent to March 31, 2012, the Company entered into the following new commodity contracts, with approximately $2.0 million in deferred premiums associated:

	Aggregate volumes	Swap price	Floor price	Ceiling price	Contract period
Oil (volumes in Bbls):
Put	180,000	—	$75.00	—	January 2014 - December 2014
Put	96,000	—	$75.00	—	January 2015 - December 2015

O—Subsequent events

1.    Additional borrowing

        On January 9, February 9 and March 5, 2012, the Company borrowed $40.0 million, $55.0 million and $50.0 million, respectively, under the Senior Secured Credit Facility. The outstanding balance under the Senior Secured Credit Facility was approximately $230.0 million at March 19, 2012.

2.    New derivative contracts

        Subsequent to December 31, 2011, the Company entered into the following new commodity contracts, with approximately $1.3 million in deferred premiums associated:

	Aggregate volumes	Swap price	Floor price	Ceiling price	Contract period
Oil (volumes in Bbls):
Price collar	270,000	—	$90.00	$126.50	April 2012 - December 2012
Price collar	240,000	—	$90.00	$118.35	January 2013 - December 2013
Price collar	198,000	—	$70.00	$140.00	January 2014 - December 2014
Price collar	252,000	—	$75.00	$135.00	January 2015 - December 2015
Natural gas (volumes in MMBtu):
Swap	700,000	$2.72	—	—	April 2012 - October 2012
Price collar	700,000	—	$3.25	$3.90	April 2013 - October 2013

3.    Restricted stock awards and other compensation

        On February 3, 2012, the Company granted 593,939 restricted stock awards with service vesting criteria, 602,948 stock options with service vesting criteria and 49,244 performance awards with a combination of market and service vesting criteria under the LTIP and related award agreements. For stock-based compensation equity awards, compensation expense will be recognized in the Company's financial statements over the awards' vesting periods based on their grant date fair value. The Company will utilize (i) the closing stock price on the date of grant of $24.11 to determine the fair value of service vesting restricted stock awards and options and (ii) a probability analysis to determine the fair value of performance awards with a combination of market and service vesting criteria.

        In accordance with the LTIP and restricted stock agreement, the restricted stock awards are subject to a three year vesting schedule, with one third vesting each year. Upon termination with or without cause all unvested shares granted and all rights arising from such shares are forfeited. In the event of the death or disability of the holder, all unvested awards shall automatically become vested.

        In accordance with the LTIP and stock option agreement, the options granted will become exercisable in accordance with the following schedule based upon the number of full years of the optionee's continuous employment or service with the Company, following February 3, 2012:

Full years of continuous employment	Incremental percentage of option exercisable	Cumulative percentage of option exercisable
Less than one	0%	0%
One	25%	25%
Two	25%	50%
Three	25%	75%
Four	25%	100%

        No shares of common stock may be purchased unless the optionee has remained in the continuous employment of the Company through February 2, 2013. Unless sooner terminated, the option will expire if and to the extent it is not exercised within ten years from the grant date. The unvested portion of an option will expire upon termination of employment of the optionee, and the vested portion of such option will remain exercisable for (A) one year following termination of employment by death, but not later than the option expiration or (B) 90 days following termination of employment or service with cause, but not later than the expiration of the option period. The unvested and the unexercised vested portion of the option will expire upon termination of employment for cause.

        In accordance with the LTIP and the performance compensation award agreement, the performance awards have a value of $100.00. The performance units will be payable, if at all, in cash, based upon the achievement by the Company of certain performance goals, over a three year period. In the event of termination with or without cause, the performance awards are forfeited. In the event of the grantee's death or disability, the grantee is eligible for a pro-rated award.